VOYA PRIME RATE TRUST

Voya Prime Rate Trust

(the “Trust”)

Supplement dated January 31, 2020

to the Trust’s 5,000,000 Common Shares Prospectus, and 25,000,000 Common Shares Prospectus,

(each a “Prospectus” and collectively the “Prospectuses”)

each dated June 28, 2019

Effective January 31, 2020, Charles LeMieux is added as a Portfolio Manager for the Trust. Effective January 31, 2020, the Trust’s Prospectuses are hereby revised as follows:

The following paragraph is added in the sub-section entitled “Investment Management and Other Service Providers – Voya Investment Management Co. LLC – Portfolio Management” of the Trust’s Prospectuses:

Charles LeMieux, CFA, Portfolio Manager and Senior Vice President of the Voya IM Senior Loan Group, since 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PRIME RATE TRUST

Voya Prime Rate Trust

(the “Trust”)

Supplement dated January 31, 2020

to the Trust’s Statement of Additional Information (the “ SAI”)

dated June 28, 2019

Effective January 31, 2020, Charles LeMieux is added as a Portfolio Manager for the Trust. Effective January 31, 2020, the Trust’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management” in the Trust’s SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Charles LeMieux, CFA[1]	3	$2,462,317,870	0	$0	0	$0

1 As of December 31, 2019.

Ownership of Securities

Voya Prime Rate Trust

Portfolio Manager	Dollar Range of Fund Shares Owned
Charles LeMieux, CFA[1]	$100,001-$500,000

1 As of December 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE